UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Item 1.  Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — 131.65%
Aerospace/defense — 1.25%
Bombardier, Inc.
5.500%, due 09/15/18[2]	200,000	200,000
7.750%, due 03/15/20[2]	600,000	625,500
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	425,000	458,001
TransDigm, Inc.
6.000%, due 07/15/22	425,000	430,313

		1,713,814

Airlines — 0.35%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18	450,000	477,000

Apparel/textiles — 0.55%
The William Carter Co.
5.250%, due 08/15/21	725,000	759,256

Auto loans — 1.13%
General Motors Financial Co., Inc.
4.250%, due 05/15/23	475,000	497,562
4.375%, due 09/25/21	450,000	478,125
6.750%, due 06/01/18	500,000	565,625

		1,541,312

Auto parts & equipment — 2.76%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22	800,000	871,000
LKQ Corp.
4.750%, due 05/15/23	425,000	418,625
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3]	1,050,000	1,099,875
Tenneco, Inc.
5.375%, due 12/15/24	425,000	444,125
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	475,000	510,625
8.250%, due 08/15/20	400,000	425,500

		3,769,750

Automakers — 1.39%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	740,000	781,751
8.250%, due 06/15/21	500,000	558,125

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Automakers — (concluded)
General Motors Co.
6.250%, due 10/02/43	450,000	558,371

		1,898,247

Banking — 3.18%
Credit Agricole SA
6.625%, due 09/23/19[2,4,5]	200,000	198,500
7.875%, due 01/23/24[2,4,5]	250,000	263,015
Credit Suisse Group AG
7.500%, due 12/11/23[2,4,5]	900,000	965,250
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,4,5]	750,000	845,625
7.500%, due 06/27/24[4,5]	875,000	916,562
RBS Capital Trust II
6.425%, due 01/03/34[4,5]	275,000	309,375
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	750,000	845,896

		4,344,223

Brokerage — 0.92%
E*TRADE Financial Corp.
5.375%, due 11/15/22	175,000	184,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, due 04/15/22[2]	400,000	386,000
7.375%, due 04/01/20[2]	700,000	693,000

		1,263,625

Building & construction — 1.87%
D.R. Horton, Inc.
4.375%, due 09/15/22	650,000	650,000
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	575,000	599,438
KB Home
7.250%, due 06/15/18	375,000	400,781
Standard Pacific Corp.
8.375%, due 01/15/21	425,000	490,875
10.750%, due 09/15/16	375,000	420,000

		2,561,094

Building materials — 5.40%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2]	525,000	535,500

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Building materials — (concluded)
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	425,000	430,313
Building Materials Corp. of America
5.375%, due 11/15/24[2]	200,000	206,000
6.750%, due 05/01/21[2]	725,000	779,375
Cemex SAB de CV
5.257%, due 09/30/15[2,4]	500,000	501,250
5.875%, due 03/25/19[2]	275,000	283,594
7.250%, due 01/15/21[2]	200,000	213,000
HD Supply, Inc.
5.250%, due 12/15/21[2]	450,000	467,437
7.500%, due 07/15/20	400,000	428,000
Masco Corp.
7.125%, due 03/15/20	400,000	467,640
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20	400,000	441,500
USG Corp.
5.500%, due 03/01/25[2]	75,000	76,688
5.875%, due 11/01/21[2]	925,000	968,937
Vulcan Materials Co.
7.500%, due 06/15/21	900,000	1,080,000
WESCO Distribution, Inc.
5.375%, due 12/15/21	500,000	506,875

		7,386,109

Chemicals — 3.87%
Celanese US Holdings LLC
4.625%, due 11/15/22	225,000	227,250
5.875%, due 06/15/21	325,000	353,438
Ineos Group Holdings PLC
6.125%, due 08/15/18[2]	1,375,000	1,395,625
Montell Finance Co. BV
8.100%, due 03/15/27[2]	150,000	206,500
Nova Chemicals Corp.
5.250%, due 08/01/23[2]	425,000	448,375
Perstorp Holding AB
11.000%, due 08/15/17[2]	1,100,000	1,149,500
SPCM SA
6.000%, due 01/15/22[2]	875,000	910,000
WR Grace & Co-Conn
5.125%, due 10/01/21[2]	425,000	439,875

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Chemicals — (concluded)
5.625%, due 10/01/24[2]	150,000	161,250

		5,291,813

Computer hardware — 0.65%
NCR Corp.
5.875%, due 12/15/21	450,000	465,750
6.375%, due 12/15/23	400,000	423,000

		888,750

Consumer products — 1.33%
Century Intermediate Holding Co. 2
9.750%, due 02/15/19[2,3]	725,000	771,219
Revlon Consumer Products Corp.
5.750%, due 02/15/21[6]	550,000	563,750
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20	300,000	323,250
6.625%, due 11/15/22	150,000	164,250

		1,822,469

Consumer/commercial/lease financing — 5.65%
Ally Financial, Inc.
4.125%, due 02/13/22	200,000	199,000
8.000%, due 11/01/31	325,000	419,250
CIT Group, Inc.
5.000%, due 08/15/22	325,000	345,517
5.500%, due 02/15/19[2]	760,000	812,212
International Lease Finance Corp.
5.875%, due 04/01/19	300,000	330,000
5.875%, due 08/15/22	500,000	571,300
7.125%, due 09/01/18[2]	1,900,000	2,161,250
Navient Corp. MTN
5.500%, due 01/15/19	425,000	447,313
8.000%, due 03/25/20	900,000	1,047,375
8.450%, due 06/15/18	450,000	514,125
Springleaf Finance Corp.
5.250%, due 12/15/19	450,000	459,000
6.900%, due 12/15/17	395,000	426,600

		7,732,942

Diversified capital goods — 0.56%
Anixter, Inc.
5.125%, due 10/01/21	325,000	334,344

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Diversified capital goods — (concluded)
Belden, Inc.
5.250%, due 07/15/24[2]	425,000	425,000

		759,344

Electric-generation — 3.59%
Calpine Corp.
5.375%, due 01/15/23	400,000	406,000
6.000%, due 01/15/22[2]	850,000	926,925
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.750%, due 11/01/19[2]	850,000	889,312
7.375%, due 11/01/22[2]	400,000	423,500
NRG Energy, Inc.
6.250%, due 07/15/22	1,290,000	1,344,825
NRG Yield Operating LLC
5.375%, due 08/15/24[2]	700,000	738,500
TerraForm Power Operating LLC
5.875%, due 02/01/23[2]	175,000	182,000

		4,911,062

Electric-integrated — 1.64%
AES Corp.
8.000%, due 06/01/20	590,000	677,025
Enel SpA
8.750%, due 09/24/73[2,4]	425,000	518,724
FirstEnergy Corp.
7.375%, due 11/15/31	825,000	1,051,740

		2,247,489

Electronics — 2.05%
Advanced Micro Devices, Inc.
6.750%, due 03/01/19	450,000	446,625
7.000%, due 07/01/24	100,000	91,000
Flextronics International Ltd.
5.000%, due 02/15/23	650,000	676,000
Freescale Semiconductor, Inc.
10.750%, due 08/01/20	361,000	392,813
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	700,000	742,000

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Electronics — (concluded)
Zebra Technologies Corp.
7.250%, due 10/15/22[2]	425,000	459,000

		2,807,438

Energy-exploration & production — 10.14%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	1,000,000	805,000
Antero Resources Finance Corp.
6.000%, due 12/01/20	525,000	536,812
Berry Petroleum Co.
6.750%, due 11/01/20	315,000	266,175
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	325,000	256,750
Chaparral Energy, Inc.
7.625%, due 11/15/22	625,000	462,500
Chesapeake Energy Corp.
5.750%, due 03/15/23	500,000	521,875
6.625%, due 08/15/20	600,000	652,500
Denbury Resources, Inc.
5.500%, due 05/01/22	750,000	701,250
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22	250,000	258,750
9.375%, due 05/01/20	850,000	907,375
Halcon Resources Corp.
9.750%, due 07/15/20	550,000	423,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	650,000	677,625
Jupiter Resources, Inc.
8.500%, due 10/01/22[2]	500,000	405,000
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, due 12/01/21	700,000	563,500
8.000%, due 12/01/20	450,000	389,250
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	125,000	109,375
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, due 08/01/22[2]	375,000	347,813
7.625%, due 05/01/21	900,000	861,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	1,800,000	1,143,000
Oasis Petroleum, Inc.
6.500%, due 11/01/21	400,000	383,750
6.875%, due 03/15/22	775,000	759,500

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Energy-exploration & production — (concluded)
Rice Energy, Inc.
6.250%, due 05/01/22	500,000	487,500
Samson Investment Co.
9.750%, due 02/15/20[6]	450,000	153,000
Seventy Seven Energy, Inc.
6.500%, due 07/15/22	700,000	364,000
Seventy Seven Operating LLC
6.625%, due 11/15/19	740,000	593,850
Ultra Petroleum Corp.
5.750%, due 12/15/18[2]	400,000	388,000
6.125%, due 10/01/24[2]	479,000	455,050

		13,874,450

Environmental — 0.32%
Clean Harbors, Inc.
5.250%, due 08/01/20	425,000	433,500

Food & drug retailers — 0.59%
Rite Aid Corp.
9.250%, due 03/15/20	350,000	387,625
Roundy’s Supermarkets, Inc.
10.250%, due 12/15/20[2]	500,000	425,000

		812,625

Food-wholesale — 2.11%
Agrokor D.D.
8.875%, due 02/01/20[2]	875,000	959,219
Aramark Corp.
5.750%, due 03/15/20	425,000	444,125
Dean Foods Co.
6.500%, due 03/15/23[2]	400,000	401,750
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	550,000	562,375
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, due 02/01/20[2]	500,000	525,000

		2,892,469

Forestry/paper — 2.34%
Boise Cascade Co.
6.375%, due 11/01/20	1,000,000	1,050,000

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Forestry/paper — (concluded)
Cascades, Inc.
5.500%, due 07/15/22[2]	375,000	386,250
Clearwater Paper Corp.
4.500%, due 02/01/23	75,000	74,625
Georgia-Pacific LLC
8.875%, due 05/15/31	825,000	1,268,069
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2]	400,000	417,000

		3,195,944

Gaming — 4.40%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	425,000	444,125
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, due 03/15/19[2]	450,000	480,375
MGM Resorts International
6.000%, due 03/15/23	550,000	572,000
6.750%, due 10/01/20	400,000	437,250
8.625%, due 02/01/19	800,000	920,000
Scientific Games International, Inc.
10.000%, due 12/01/22[2]	925,000	906,500
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	600,000	675,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, due 06/01/21[2]	650,000	624,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	500,000	525,312
Wynn Macau Ltd.
5.250%, due 10/15/21[2]	450,000	439,875

		6,024,437

Gas distribution — 3.78%
Genesis Energy LP
5.625%, due 06/15/24	500,000	465,000
Hiland Partners LP/Hiland Partners Finance Corp.
5.500%, due 05/15/22[2]	100,000	104,250
Kinder Morgan, Inc. MTN
7.750%, due 01/15/32	375,000	467,969

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Gas distribution — (concluded)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, due 12/01/24	275,000	282,563
Regency Energy Partners LP/Regency Energy Finance Corp.
6.500%, due 07/15/21	200,000	214,000
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	2,025,000	2,073,094
6.250%, due 03/15/22	425,000	447,312
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	350,000	339,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19[2]	400,000	407,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20	352,000	368,720

		5,169,408

Health facilities — 4.80%
Amsurg Corp.
5.625%, due 07/15/22	450,000	477,000
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	200,000	207,000
5.125%, due 08/01/21	250,000	260,625
6.875%, due 02/01/22	475,000	507,953
7.125%, due 07/15/20	700,000	748,125
DaVita HealthCare Partners, Inc.
5.125%, due 07/15/24	400,000	415,000
HCA Holdings, Inc.
7.750%, due 05/15/21	350,000	374,500
HCA, Inc.
5.375%, due 02/01/25	250,000	265,000
5.875%, due 03/15/22	150,000	168,600
6.500%, due 02/15/20	300,000	341,250
7.500%, due 02/15/22	620,000	731,600
Tenet Healthcare Corp.
4.375%, due 10/01/21	475,000	475,594
6.000%, due 10/01/20	675,000	734,062
8.000%, due 08/01/20	150,000	159,000
8.125%, due 04/01/22	625,000	707,813

		6,573,122

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Health services — 2.33%
Envision Healthcare Corp.
5.125%, due 07/01/22[2]	450,000	468,563
ExamWorks Group, Inc.
9.000%, due 07/15/19	1,050,000	1,113,000
IMS Health, Inc.
6.000%, due 11/01/20[2]	425,000	444,125
Omnicare, Inc.
4.750%, due 12/01/22	550,000	574,062
Service Corp. International
5.375%, due 05/15/24	550,000	581,625

		3,181,375

Hotels — 0.26%
Felcor Lodging LP
6.750%, due 06/01/19	335,000	350,075

Household & leisure product — 0.11%
Brunswick Corp.
4.625%, due 05/15/21[2]	150,000	151,125

Investments & miscellaneous financial services — 0.83%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22	375,000	393,281
6.000%, due 08/01/20	700,000	749,000

		1,142,281

Leisure — 0.92%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	325,000	349,375
7.500%, due 10/15/27	250,000	295,625
Speedway Motorsports, Inc.
5.125%, due 02/01/23[2]	425,000	436,687
6.750%, due 02/01/19	175,000	181,230

		1,262,917

Machinery — 0.99%
Case New Holland, Inc.
7.875%, due 12/01/17	765,000	852,975

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Machinery — (concluded)
The Manitowoc Co., Inc.
8.500%, due 11/01/20	465,000	502,200

		1,355,175

Managed care — 0.41%
MPH Acquisition Holdings LLC
6.625%, due 04/01/22[2]	525,000	557,812

Media-broadcast — 1.96%
iHeartCommunications, Inc.
9.000%, due 12/15/19	500,000	493,750
14.000%, due 02/01/21[3]	729,462	603,630
Netflix, Inc.
5.500%, due 02/15/22[2]	450,000	464,310
Sirius XM Holdings, Inc.
4.250%, due 05/15/20[2]	175,000	174,125
4.625%, due 05/15/23[2]	300,000	294,000
5.750%, due 08/01/21[2]	400,000	420,000
5.875%, due 10/01/20[2]	225,000	237,094

		2,686,909

Media-cable & Satellite TV — 9.29%
Altice Financing SA
6.625%, due 02/15/23[2]	400,000	416,500
Altice SA
7.750%, due 05/15/22[2]	800,000	826,000
Cablevision Systems Corp.
5.875%, due 09/15/22	225,000	232,875
8.625%, due 09/15/17	65,000	73,531
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	775,000	815,687
6.625%, due 01/31/22	600,000	643,500
8.125%, due 04/30/20	950,000	996,312
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	750,000	749,063
Cogeco Cable, Inc.
4.875%, due 05/01/20[2]	350,000	357,000
CSC Holdings LLC
8.625%, due 02/15/19	375,000	437,344
DISH DBS Corp.
5.875%, due 11/15/24	125,000	124,375
7.875%, due 09/01/19	1,425,000	1,608,469
Numericable-SFR
4.875%, due 05/15/19[2]	475,000	475,000
6.250%, due 05/15/24[2]	925,000	949,512

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Media-cable & Satellite TV — (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[2]	550,000	562,375
5.500%, due 01/15/23[2]	750,000	791,250
Unitymedia KabelBW GmbH
6.125%, due 01/15/25[2]	200,000	212,250
Virgin Media Finance PLC
5.250%, due 02/15/22	475,000	460,750
5.750%, due 01/15/25[2]	675,000	716,344
VTR Finance BV
6.875%, due 01/15/24[2]	200,000	209,188
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	1,000,000	1,057,500

		12,714,825

Media-diversified — 0.69%
Gannett Co., Inc.
5.125%, due 07/15/20	175,000	182,437
6.375%, due 10/15/23	700,000	759,500

		941,937

Media-services — 0.68%
Lamar Media Corp.
5.375%, due 01/15/24	450,000	477,000
WMG Acquisition Corp.
5.625%, due 04/15/22[2]	50,000	50,000
6.000%, due 01/15/21[2]	390,000	399,508

		926,508

Medical products — 1.37%
Biomet, Inc.
6.500%, due 08/01/20	700,000	747,250
Grifols Worldwide Operations Ltd.
5.250%, due 04/01/22[2]	200,000	205,000
Hologic, Inc.
6.250%, due 08/01/20	375,000	392,812

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Medical products — (concluded)
Mallinkrodt International Finance SA/Mallinkrodt CB LLC
5.750%, due 08/01/22[2]	500,000	528,750

		1,873,812

Metals/mining excluding steel — 3.35%
Alcoa, Inc.
5.125%, due 10/01/24	425,000	462,200
FMG Resources (August 2006)
8.250%, due 11/01/19[2]	350,000	330,750
Hecla Mining Co.
6.875%, due 05/01/21	2,075,000	1,867,500
Murray Energy Corp.
8.625%, due 06/15/21[2]	625,000	606,250
Natural Resource Partners LP/NRP Finance Corp.
9.125%, due 10/01/18[2]	475,000	451,250
Westmoreland Coal Co.
8.750%, due 01/01/22[2]	850,000	867,000

		4,584,950

Multi-line insurance — 0.61%
AXA SA
6.379%, due 12/14/36[2,4,5]	750,000	835,125

Oil field equipment & services — 2.51%
Key Energy Services, Inc.
6.750%, due 03/01/21	600,000	400,875
Offshore Group Investment Ltd.
7.500%, due 11/01/19	1,250,000	800,000
Pacific Drilling SA
5.375%, due 06/01/20[2]	1,875,000	1,491,797
Precision Drilling Corp.
5.250%, due 11/15/24[2]	400,000	340,000
SESI LLC
7.125%, due 12/15/21	400,000	401,000

		3,433,672

Oil refining & marketing — 0.75%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21[2]	575,000	566,375
7.625%, due 01/15/22	450,000	459,000

		1,025,375

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Packaging — 3.84%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.250%, due 01/31/19[2]	250,000	250,625
6.750%, due 01/31/21[2]	200,000	202,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	475,000	485,687
Graphic Packaging International, Inc.
4.750%, due 04/15/21	350,000	364,000
4.875%, due 11/15/22	100,000	104,000
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[2]	300,000	311,250
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20	500,000	519,375
7.875%, due 08/15/19	925,000	981,425
8.250%, due 02/15/21[6]	800,000	842,000
9.875%, due 08/15/19	150,000	160,688
Sealed Air Corp.
5.250%, due 04/01/23[2]	350,000	368,813
8.375%, due 09/15/21[2]	585,000	661,781

		5,251,644

Personal & casualty insurance — 0.59%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,4]	520,000	800,800

Pharmaceuticals — 3.57%
Capsugel SA
7.000%, due 05/15/19[2,3]	775,000	789,531
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	650,000	685,750
Endo Finance LLC & Endo Finco, Inc.
5.375%, due 01/15/23[2]	350,000	356,125
7.000%, due 12/15/20[2]	500,000	528,750
7.250%, due 01/15/22[2]	350,000	375,813
Forest Laboratories, Inc.
5.000%, due 12/15/21[2]	175,000	192,212
Par Pharmaceutical Cos., Inc.
7.375%, due 10/15/20	175,000	185,500
Valeant Pharmaceuticals International, Inc.
6.375%, due 10/15/20[2]	175,000	184,188
7.000%, due 10/01/20[2]	1,255,000	1,317,750
7.500%, due 07/15/21[2]	250,000	271,250

		4,886,869

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Printing & publishing — 0.99%
RR Donnelley & Sons Co.
6.000%, due 04/01/24	325,000	335,969
7.875%, due 03/15/21	600,000	684,000
The McClatchy Co.
9.000%, due 12/15/22	325,000	328,250

		1,348,219

Real estate development & management — 0.62%
CBRE Services, Inc.
5.000%, due 03/15/23	450,000	472,500
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 12/01/21[2]	375,000	375,000

		847,500

Software/services — 3.97%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	550,000	513,562
Epicor Software Corp.
8.625%, due 05/01/19	625,000	656,250
First Data Corp.
10.625%, due 06/15/21	179,000	205,850
12.625%, due 01/15/21	1,550,000	1,852,250
Infor US, Inc.
9.375%, due 04/01/19	500,000	536,875
11.500%, due 07/15/18	400,000	436,000
MedAssets, Inc.
8.000%, due 11/15/18	725,000	756,719
SunGard Data Systems, Inc.
7.375%, due 11/15/18	450,000	468,563

		5,426,069

Specialty retail — 2.12%
Claire’s Stores, Inc.
9.000%, due 03/15/19[2]	150,000	140,812
CST Brands, Inc.
5.000%, due 05/01/23	100,000	103,250
Family Tree Escrow LLC
5.750%, due 03/01/23[2]	125,000	131,563

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Specialty retail — (concluded)
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[2,3]	96,000	98,160
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	450,000	463,500
Party City Holdings, Inc.
8.875%, due 08/01/20	825,000	901,312
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, due 08/15/19	200,000	204,000
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	550,000	576,125
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3]	275,000	283,250

		2,901,972

Steel producers/products — 2.29%
AK Steel Corp.
7.625%, due 10/01/21	325,000	284,375
ArcelorMittal
7.000%, due 02/25/22[6]	225,000	253,733
7.500%, due 03/01/41[6]	425,000	447,312
7.750%, due 10/15/39[6]	1,075,000	1,152,937
Commercial Metals Co.
4.875%, due 05/15/23	275,000	262,625
Steel Dynamics, Inc.
5.125%, due 10/01/21[2]	75,000	76,875
5.250%, due 04/15/23	450,000	463,500
5.500%, due 10/01/24[2]	50,000	51,875
6.375%, due 08/15/22	125,000	134,063

		3,127,295

Support-services — 6.14%
Abengoa Finance SAU
7.750%, due 02/01/20[2]	175,000	175,000
AECOM Technology Corp.
5.875%, due 10/15/24[2]	600,000	637,500
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	600,000	630,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	450,000	471,375
FTI Consulting, Inc.
6.750%, due 10/01/20	175,000	184,844

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Support-services — (concluded)
Interactive Data Corp.
5.875%, due 04/15/19[2]	400,000	407,750
MSCI, Inc.
5.250%, due 11/15/24[2]	100,000	104,250
ServiceMaster Co.
7.000%, due 08/15/20	227,000	239,485
8.000%, due 02/15/20	250,000	264,375
SquareTwo Financial Corp.
11.625%, due 04/01/17	2,625,000	2,474,062
The ADT Corp.
6.250%, due 10/15/21	600,000	649,500
The Geo Group, Inc.
5.125%, due 04/01/23	225,000	229,500
The Hertz Corp.
5.875%, due 10/15/20	100,000	103,250
TMS International Corp.
7.625%, due 10/15/21[2]	1,025,000	1,032,688
United Rentals North America, Inc.
5.750%, due 07/15/18	200,000	207,625
6.125%, due 06/15/23	450,000	482,625
8.250%, due 02/01/21	100,000	108,500

		8,402,329

Telecom-integrated/services — 6.61%
CenturyLink, Inc.
6.450%, due 06/15/21	625,000	685,937
6.750%, due 12/01/23	250,000	282,344
7.600%, due 09/15/39	150,000	153,000
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	450,000	452,250
Embarq Corp.
7.995%, due 06/01/36	225,000	263,250
Equinix, Inc.
5.375%, due 04/01/23	650,000	679,656
Frontier Communications Corp.
6.875%, due 01/15/25	75,000	75,188
9.000%, due 08/15/31	545,000	588,600
9.250%, due 07/01/21	575,000	671,312
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	450,000	425,812
7.250%, due 10/15/20	1,450,000	1,508,000
Intelsat Luxembourg SA
6.750%, due 06/01/18	100,000	98,250
7.750%, due 06/01/21	800,000	741,000

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (continued)
Telecom-integrated/services — (concluded)
Level 3 Financing, Inc.
5.375%, due 08/15/22	375,000	388,009
6.125%, due 01/15/21	50,000	52,938
8.625%, due 07/15/20	275,000	299,750
Telecom Italia SpA
5.303%, due 05/30/24[2]	350,000	369,324
Windstream Corp.
7.750%, due 10/01/21	1,300,000	1,313,000

		9,047,620

Telecom-wireless — 3.91%
Sprint Capital Corp.
6.900%, due 05/01/19	300,000	310,500
8.750%, due 03/15/32	600,000	633,750
Sprint Communications, Inc.
7.000%, due 03/01/20[2]	375,000	415,429
9.000%, due 11/15/18[2]	750,000	871,875
Sprint Corp.
7.125%, due 06/15/24	225,000	223,875
7.250%, due 09/15/21	975,000	993,891
7.875%, due 09/15/23	200,000	206,500
T-Mobile USA, Inc.
6.375%, due 03/01/25	75,000	78,375
6.625%, due 04/01/23	450,000	476,437
Wind Acquisition Finance SA
4.750%, due 07/15/20[2]	400,000	404,000
6.500%, due 04/30/20[2]	200,000	212,000
7.375%, due 04/23/21[2]	500,000	521,250

		5,347,882

Telecommunications equipment — 1.00%
Avaya, Inc.
7.000%, due 04/01/19[2]	525,000	530,250
CDW LLC/CDW Finance Corp.
5.500%, due 12/01/24	375,000	390,000
6.000%, due 08/15/22	300,000	320,250
8.500%, due 04/01/19	121,000	126,832

		1,367,332

Theaters & entertainment — 0.50%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	225,000	240,750

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds[1] — (concluded)
Theaters & entertainment — (concluded)
Cinemark USA, Inc.
4.875%, due 06/01/23	450,000	447,750

		688,500

Transportation excluding air/rail — 1.82%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	500,000	515,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	1,100,000	1,100,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
7.375%, due 01/15/22[2]	400,000	375,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
6.000%, due 07/30/19	550,000	499,125

		2,489,125

Total corporate bonds (cost — $179,360,459)		180,108,721

Repurchase agreement — 5.24%
Repurchase agreement dated 02/27/15 with State Street Bank and Trust Co., 0.000% due 03/02/15, collateralized by $3,277,261 Federal Home Loan Mortgage Corp. obligations, 2.080% due 10/17/22 and $4,136,927 Federal National Mortgage Association obligations, 2.200% due 10/17/22; (value — $7,309,398); proceeds: $7,166,000 (cost — $7,166,000)	7,166,000	7,166,000

Total investments (cost — $186,526,459) — 136.89%		187,274,721

Liabilities in excess of other assets — (36.89)%		(50,472,104)

Net assets — 100.00%		$136,802,617

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,006,724
Gross unrealized depreciation	(5,258,462)

Net unrealized appreciation	$748,262

Managed High Yield Plus Fund Inc.

Schedule of investments — February 28, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the Fund’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	180,108,721	—	180,108,721
Repurchase agreement	—	7,166,000	—	7,166,000

Total	—	187,274,721	—	187,274,721

At February 28, 2015, there were no transfers between Level 1 and Level 2.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar securities or investments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	79.4
Luxembourg	6.3
Canada	2.1
United Kingdom	2.0
France	1.9
Netherlands	1.2
Marshall Islands	1.1
Germany	0.8
Cayman Islands	0.7
Sweden	0.6
Ireland	0.6
Mexico	0.5
Switzerland	0.5
Croatia	0.5
Italy	0.5
Singapore	0.4
Liberia	0.3
Greece	0.3
Australia	0.2
Spain	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2014.

Portfolio footnotes

[1]	Entire or partial amount pledged as collateral for bank loan.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 50.26% of net assets as of February 28, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Payment-in-kind security for which part of the income earned may be paid as additional principal.
[4]

Variable or floating rate security. The interest rate shown is the current rate as of February 28, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[5]	Perpetual bond security. The maturity date reflects next call date.
[6]	Step bond that converts to the noted fixed rate at a designated future date.

Portfolio acronyms
MTN	Medium Term Note

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 29, 2015